Revenue Recognition - Impact on Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 23,931	$ 2,188			$ 3,302
Restricted cash	118	189			0
Trade receivables, net of allowance for doubtful accounts	12,438	13,121		$ 12,645	12,645
Prepaid and other current assets	34,388	28,178			10,668
Total current assets	70,875	43,676			26,615
Property and equipment, net	37,154	36,539			32,789
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization	1,176,776	1,195,463			1,302,028
Deferred income tax asset, net	783	783			0
Other assets, net	25,606	29,307			9,340
Total assets	1,330,914	1,305,768			1,941,315
Current liabilities:
Accounts payable	12,942	12,099			11,073
Other accrued liabilities	47,393	31,085			53,484
Deferred revenue	12,698	13,060		$ 12,892	13,871
Holdback liability	12,041	11,513			9,309
Current portion of long-term debt	1,838,900	1,816,450			11,000
Total current liabilities	1,923,974	1,884,207			98,737
Non-current liabilities:
Long-term debt	0	0			1,707,297
Long-term holdback liability	1,979	1,770			2,658
Derivative financial instruments	9,287	6,039			13,491
Other liabilities	2,899	2,727			3,092
Total liabilities	1,954,689	1,894,743			1,838,579
Commitments and contingencies
Stockholder's (deficit) equity:
Common stock, $.01 par value. 1,000 shares authorized, issued and outstanding both at December 31, 2018 and December 31, 2017	0	0			0
Additional paid-in capital	437,149	439,711			444,330
Accumulated deficit	(1,068,064)	(1,036,294)			(334,219)
Accumulated other comprehensive loss, net	7,140	7,608			(7,375)
Total stockholder's deficit	(623,775)	(588,975)	$ 68,220		102,736	$ 214,945	$ 201,065
Total liabilities and stockholder's deficit	$ 1,330,914	1,305,768			$ 1,941,315
Adjustments | Impact of adoption of Topic 606
Current assets:
Cash and cash equivalents		0
Restricted cash		0
Trade receivables, net of allowance for doubtful accounts		0
Prepaid and other current assets		(13,452)
Total current assets		(13,452)
Property and equipment, net		0
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization		45,970
Deferred income tax asset, net		0
Other assets, net		(16,154)
Total assets		16,364
Current liabilities:
Accounts payable		0
Other accrued liabilities		0
Deferred revenue		1,347
Holdback liability		0
Current portion of long-term debt		0
Total current liabilities		1,347
Non-current liabilities:
Long-term debt		0
Long-term holdback liability		0
Derivative financial instruments		0
Other liabilities		0
Total liabilities		1,347
Commitments and contingencies
Stockholder's (deficit) equity:
Common stock, $.01 par value. 1,000 shares authorized, issued and outstanding both at December 31, 2018 and December 31, 2017		0
Additional paid-in capital		0
Accumulated deficit		15,017
Accumulated other comprehensive loss, net		0
Total stockholder's deficit		15,017
Total liabilities and stockholder's deficit		16,364
Balances without adoption of Topic 606
Current assets:
Cash and cash equivalents		2,188
Restricted cash		189
Trade receivables, net of allowance for doubtful accounts		13,121
Prepaid and other current assets		14,726
Total current assets		30,224
Property and equipment, net		36,539
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization		1,241,433
Deferred income tax asset, net		783
Other assets, net		13,153
Total assets		1,322,132
Current liabilities:
Accounts payable		12,099
Other accrued liabilities		31,085
Deferred revenue		14,407
Holdback liability		11,513
Current portion of long-term debt		1,816,450
Total current liabilities		1,885,554
Non-current liabilities:
Long-term debt		0
Long-term holdback liability		1,770
Derivative financial instruments		6,039
Other liabilities		2,727
Total liabilities		1,896,090
Commitments and contingencies
Stockholder's (deficit) equity:
Common stock, $.01 par value. 1,000 shares authorized, issued and outstanding both at December 31, 2018 and December 31, 2017		0
Additional paid-in capital		439,711
Accumulated deficit		(1,021,277)
Accumulated other comprehensive loss, net		7,608
Total stockholder's deficit		(573,958)
Total liabilities and stockholder's deficit		$ 1,322,132